Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Distributions declared per common share	$ 0.227	$ 0.227	$ 0.673	$ 0.673
Common Stock [Member]
Distributions declared per common share	$ 0.227	$ 0.227	$ 0.673	$ 0.673